Income Taxes (Schedule Of Current And Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current	$ (179)	$ (288)	$ (447)
Deferred	12	19	36
Income tax expenses	$ (167)	$ (269)	$ (411)